T. ROWE PRICE Institutional Emerging Markets Equity Fund
July 31, 2025 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.2%
Common Stocks 1.2%
MercadoLibre (USD) (1) 1,783 4,233
Vista Energy, ADR (USD) (1) 33,666 1,505
Total Argentina (Cost $3,410) 5,738
BRAZIL 4.5%
Common Stocks 4.5%
Itau Unibanco Holding, ADR (USD)  997,341 6,253
Localiza Rent a Car  460,986 2,840
NU Holdings, Class A (USD) (1) 385,229 4,708
Raia Drogasil  1,635,627 3,943
WEG  561,304 3,709
Total Brazil (Cost $20,512) 21,453
CHINA 28.3%
Common Stocks 23.4%
Alibaba Group Holding (HKD)  569,684 8,565
China Construction Bank, Class H
(HKD)  6,458,000 6,605
China Pacific Insurance Group,
Class H (HKD)  1,212,200 4,882
China Resources Beer Holdings
(HKD)  742,500 2,469
China Resources Land (HKD)  963,500 3,533
China Resources Mixc Lifestyle
Services (HKD)  845,800 3,928
China Tower, Class H (HKD)  2,583,000 3,614
CMOC Group, Class H (HKD)  3,183,000 3,613
H World Group, ADR (USD)  101,284 3,162
Kanzhun, ADR (USD) (1) 206,542 3,916
KE Holdings, Class A (HKD)  520,205 3,182
Li Auto, Class A (HKD) (1) 212,200 2,778
NetEase (HKD)  217,210 5,678
PDD Holdings, ADR (USD) (1) 38,040 4,316
Shenzhou International Group
Holdings (HKD)  344,400 2,479
Tencent Holdings (HKD)  442,500 30,980
Tencent Music Entertainment
Group, ADR (USD)  241,423 5,067
Xiaomi, Class B (HKD) (1) 690,600 4,646
Yum China Holdings (USD)  65,523 3,059
ZTO Express Cayman (HKD)  232,369 4,530
111,002
Common Stocks - China A
Shares 4.9%
Contemporary Amperex
Technology, A Shares (CNH)  133,800 4,898
CRRC, A Shares (CNH)  4,484,100 4,591
Shares $ Value
(Cost and value in $000s)
Fuyao Glass Industry Group, A
Shares (CNH)  326,700 2,479
Jiangsu Hengrui Pharmaceuticals,
A Shares (CNH)  352,900 3,084
OmniVision Integrated Circuits
Group, A Shares (CNH)  255,200 4,280
Sany Heavy Industry, A Shares
(CNH)  1,312,900 3,634
TCL Technology Group, A Shares
(CNH)  160,900 98
23,064
Total China (Cost $95,331) 134,066
HONG KONG 2.2%
Common Stocks 2.2%
AIA Group  484,800 4,520
Jardine Matheson Holdings (USD)  62,400 3,389
Techtronic Industries  213,000 2,547
Total Hong Kong (Cost $8,878) 10,456
HUNGARY 1.0%
Common Stocks 1.0%
OTP Bank  58,722 4,765
Total Hungary (Cost $1,791) 4,765
INDIA 16.1%
Common Stocks 16.1%
Astral  99,464 1,586
Bajaj Finance  407,849 4,082
Bharti Airtel  351,349 7,649
Cummins India  94,850 3,831
Divi's Laboratories  29,485 2,208
HDFC Life Insurance  597,861 5,137
ICICI Bank  688,414 11,592
Infosys  405,124 6,890
Kotak Mahindra Bank  337,283 7,599
Larsen & Toubro  110,588 4,574
MakeMyTrip (USD) (1) 31,941 2,989
Power Grid Corp. of India  1,415,799 4,680
Reliance Industries  474,604 7,495
Titan  78,674 2,995
Voltas  194,211 2,931
Total India (Cost $65,803) 76,238
INDONESIA 1.8%
Common Stocks 1.8%
Bank Central Asia  17,430,000 8,736
Total Indonesia (Cost $4,780) 8,736

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Shares $ Value
(Cost and value in $000s)
MEXICO 3.2%
Common Stocks 3.2%
Arca Continental  300,677 3,135
Grupo Aeroportuario del Pacifico,
ADR (USD)  15,680 3,603
Grupo Mexico, Series B  794,377 4,955
Wal-Mart de Mexico  1,107,076 3,263
Total Mexico (Cost $12,286) 14,956
PHILIPPINES 1.3%
Common Stocks 1.3%
BDO Unibank  1,538,693 3,756
International Container Terminal
Services  36,250 279
Jollibee Foods  518,300 1,925
Total Philippines (Cost $5,161) 5,960
POLAND 0.8%
Common Stocks 0.8%
Bank Polska Kasa Opieki  71,007 3,856
Total Poland (Cost $3,775) 3,856
PORTUGAL 1.5%
Common Stocks 1.5%
Jeronimo Martins  291,144 7,097
Total Portugal (Cost $5,799) 7,097
QATAR 1.0%
Common Stocks 1.0%
Qatar National Bank  966,696 4,973
Total Qatar (Cost $4,590) 4,973
SAUDI ARABIA 2.9%
Common Stocks 2.9%
Al Rajhi Bank  271,664 6,850
Saudi National Bank  677,733 6,763
Total Saudi Arabia (Cost $12,374) 13,613
SINGAPORE 0.7%
Common Stocks 0.7%
Sea, ADR (USD) (1) 22,734 3,561
Total Singapore (Cost $3,669) 3,561
Shares $ Value
(Cost and value in $000s)
SOUTH AFRICA 1.8%
Common Stocks 1.8%
Capitec Bank Holdings  22,597 4,380
Clicks Group  199,378 4,176
Total South Africa (Cost $5,929) 8,556
SOUTH KOREA 9.7%
Common Stocks 9.7%
Hyundai Mobis  29,959 6,322
KB Financial Group  63,397 5,037
Samsung Electronics  436,955 22,269
SK Hynix  64,426 12,487
Total South Korea (Cost $24,489) 46,115
TAIWAN 17.8%
Common Stocks 17.8%
Airtac International Group  51,000 1,451
CTBC Financial Holding  3,975,000 5,462
Delta Electronics  175,000 3,297
E.Sun Financial Holding  1,963,592 2,100
Elite Material  104,000 3,812
Hon Hai Precision Industry  658,000 3,869
King Yuan Electronics  985,000 3,853
Lotes  66,000 3,086
MediaTek  80,000 3,623
Taiwan Semiconductor
Manufacturing  1,395,219 53,715
Total Taiwan (Cost $30,254) 84,268
THAILAND 0.7%
Common Stocks 0.7%
CP ALL  2,178,800 3,153
Total Thailand (Cost $3,211) 3,153
TÜRKIYE 0.6%
Common Stocks 0.6%
BIM Birlesik Magazalar  236,650 3,091
Total Türkiye (Cost $2,927) 3,091
VIETNAM 0.8%
Common Stocks 0.8%
Bank for Foreign Trade of
Vietnam (1) 1,606,797 3,687
Total Vietnam (Cost $3,842) 3,687

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
T. Rowe Price Government
Reserve Fund, 4.36% (2)(3) 5,459,542 5,460
Total Short-Term Investments
(Cost $5,460) 5,460
Total Investments in
Securities  99.1%
(Cost $324,271) $ 469,798
Other Assets Less Liabilities
0.9% 4,055
Net Assets 100.0% $ 473,853
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Institutional Emerging Markets Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.36% $ —# $ — $ 590+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
7/31/25
T. Rowe Price Government Reserve Fund, 4.36% $ 17,416  ¤  ¤ $ 5,460^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $590 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,460.

T. Rowe Price Institutional Emerging Markets Equity Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Emerging Markets Equity Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. Rowe Price Institutional Emerging Markets Equity Fund

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
E146-054Q3 07/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 46,372 $ 417,966 $ — $ 464,338
Short-Term Investments 5,460 — — 5,460
Total $ 51,832 $ 417,966 $ — $ 469,798